Short-Term Debt and Long-Term Liabilities - Schedule of Company’s Funding Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Company’s Funding Liabilities [Line Items]
Funding liabilities	$ 22,263,516	$ 7,634,381
Funding liability – QF3 [Member]
Schedule of Company’s Funding Liabilities [Line Items]
Funding liabilities	7,634,381	7,634,381
Funding liability – QPRC Finance [Member]
Schedule of Company’s Funding Liabilities [Line Items]
Funding liabilities	$ 14,629,135